Securitizations and Variable Interest Entities	12 Months Ended
Mar. 31, 2019
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities

7. Securitizations and Variable Interest Entities:

Securitizations

Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government agency and corporate securities and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman special purpose companies (“SPCs”) or trust accounts. Nomura’s involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within Trading assets in Nomura’s consolidated balance sheets, with the change in fair value reported within Revenue—Net gain on trading. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. For the years ended March 31, 2018 and 2019, Nomura received cash proceeds from SPEs in new securitizations of ¥116 billion and ¥174 billion, respectively, and the associated gain (loss) on sale was not significant. For the years ended March 31, 2018 and 2019, Nomura received debt securities issued by these SPEs with an initial fair value of ¥1,785 billion and ¥1,308 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥1,065 billion and ¥991 billion, respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥4,918 billion and ¥4,488 billion as of March 31, 2018 and 2019, respectively. Nomura’s retained interests were ¥288 billion and ¥138 billion as of March 31, 2018 and 2019, respectively. For the years ended March 31, 2018 and 2019, Nomura received cash flows of ¥64 billion and ¥20 billion, respectively, from the SPEs on the retained interests held in the SPEs.

Nomura does not provide financial support to SPEs beyond its contractual obligations as of March 31, 2018 and 2019.

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets as of March 31, 2018 and 2019.

	Billions of yen
	March 31, 2018
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥288	¥—	¥288	¥288	¥0
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	0	0	0	0

Total	¥—	¥288	¥0	¥288	¥288	¥0

	Billions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥138	¥—	¥138	¥138	¥0
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	0	0	0	0	0

Total	¥—	¥138	¥0	¥138	¥138	¥0

As of March 31, 2019, predominantly all of the retained interests held by Nomura were valued using observable prices.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860 as of March 31, 2018 and 2019. These transfers are accounted for as secured financing transactions and generally reported within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse to Nomura.

	Billions of yen
	March 31
	2018	2019
Assets
Trading assets
Equities	¥1	¥—
Debt securities	20	—
CMBS and RMBS	—	—
Loans	1	15

Total	¥22	¥15

Liabilities
Long-term borrowings	¥21	¥15

Variable Interest Entities (“VIEs”)

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities.

If Nomura has an interest in a VIE that provides Nomura with control over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses that could be significant to the VIE, Nomura is the primary beneficiary of the VIE and must consolidate the entity, provided that Nomura does not meet separate tests confirming that it is acting as a fiduciary for other interest holders. Nomura’s consolidated VIEs include those that were created to market structured securities to investors by repackaging corporate convertible securities, mortgages and mortgage-backed securities. Certain VIEs used in connection with Nomura’s aircraft leasing business as well as other purposes are consolidated. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary.

The power to make the most significant decisions may take a number of different forms in different types of VIEs. For transactions such as securitizations, investment funds, and CDOs, Nomura considers collateral management and servicing to represent the power to make the most significant decisions. Accordingly, Nomura does not consolidate such types of VIEs for which it does not act as collateral manager or servicer unless Nomura has the right to replace the collateral manager or servicer or to require liquidation of the entity.

For many transactions, such as where VIEs are used for re-securitizations of residential mortgage-backed securities, there are no significant economic decisions made on an ongoing basis and no single investor has the unilateral ability to liquidate the VIE. In these cases, Nomura focuses its analysis on decisions made prior to the initial closing of the transaction, and considers factors such as the nature of the underlying assets held by the VIE, the involvement of third party investors in the design of the VIE, the size of initial third party investment and the amount and level of any subordination of beneficial interests issued by the VIE which will be held by Nomura and third party investors. Nomura has sponsored numerous re-securitization transactions and in many cases has determined that it is not the primary beneficiary on the basis that control over the most significant decisions relating to these entities are shared with third party investors. In some cases, however, Nomura has consolidated such VIEs, for example, where it was determined that third party investors were not involved in the design of the VIEs, including where the size of third party investment was not significant at inception of the transaction.

The following table presents the classification of consolidated VIEs’ assets and liabilities in these consolidated financial statements as of March 31, 2018 and 2019. Most of these assets and liabilities are related to consolidated SPEs which securitize corporate convertible securities, mortgages and mortgage-backed securities. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not typically have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen
	March 31
	2018	2019
Consolidated VIE assets
Cash and cash equivalents	¥23	¥20
Trading assets
Equities	712	780
Debt securities	436	426
CMBS and RMBS	4	43
Investment trust funds and other	12	5
Derivatives	20	17
Private equity investments	2	2
Office buildings, land, equipment and facilities	25	55
Other	66	71

Total	¥1,300	¥1,419

Consolidated VIE liabilities
Trading liabilities
Derivatives	22	23
Borrowings
Short-term borrowings	124	151
Long-term borrowings	829	884
Other	2	3

Total	¥977	¥1,061

Nomura continuously reassesses its initial evaluation of whether it is the primary beneficiary of a VIE based on current facts and circumstances as long as it has any continuing involvement with the VIE. This determination is based upon an analysis of the design of the VIE, including the VIE’s structure and activities, the power to make significant economic decisions held by Nomura and by other parties, and the variable interests owned by Nomura and other parties.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura’s variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests as of March 31, 2018 and 2019. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees and the notional amount of the derivative instruments. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2018
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥35	¥—	¥35
Debt securities	110	—	110
CMBS and RMBS	2,775	—	2,775
Investment trust funds and other	174	—	174
Derivatives	—	—	—
Private equity investments	13	—	13
Loans	455	—	455
Other	17	—	17
Commitments to extend credit and other guarantees	—	—	71

Total	¥3,579	¥—	¥3,650

	Billions of yen
	March 31, 2019
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥29	¥—	¥29
Debt securities	109	—	109
CMBS and RMBS	2,654	—	2,654
Investment trust funds and other	153	—	153
Derivatives	—	—	—
Private equity investments	12	—	12
Loans	593	—	593
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	84

Total	¥3,561	¥—	¥3,645